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Nitro Petroleum, Inc.                                   www.nitropetroleum.com
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     September 19, 2007

     United States Securities and Exchange Commission
     100 F Street NE
     Washington, D.C. 20549-7010

     Attention: Ms. Jill Davis
     -------------------------

     RE: Nitro Petroleum Incorporated
                  Form 10-KSB for the fiscal year ended January 31, 2007 Filed May 18, 2007 Form 10-KSB for the fiscal year ended January 31, 2006
                  Filed May 15, 2006
                  Form 10-QSB for the fiscal quarter ended October 31, 2006 Filed December 15, 2006 Response Letter Dated February 23, 2007
                  Response Letter Dated May 10, 2007
                  Response Letter Dated July 25, 2007
                  File No. 000-50932
                  -------------------------------------------------------------

         We write in reply to your comment letter of August 30, 2007

     Form 10-KSB for the Fiscal Year Ended January 31, 2007
     ------------------------------------------------------

     Comment
     -------
     General
     -------

     1. We note your response to comment two of our letter dated June 26, 2007. Please provide an analysis that clearly demonstrates why you believe that one or more of the tests identified by paragraph 8 of FAS 69 is not applicable to your company or otherwise provide the disclosures required by FAS 69, including without limitation, paragraph 18 through 29 of FAS 69.

     Reply
     -----

     We believe that one or more of the tests identified by paragraph 8 of FAS 69 is applicable to our Company. However, at January 31, 2007 the Company did not have an SEC acceptable engineering report with which to provide all of the information in paragraph 18 through 29 of FAS 69. The Company did not have a report as there was not enough data (production information) at January 31, 2007 for which an engineer could prepare a report. Typically, a reserve engineer requires six months or more of data from a well to be able to prepare a report and determine an estimate. On February 20, 2007 the Company did engage an engineer to prepare a report, such report to be `as at' a date subsequent to January 31, 2007. In addition, the Company does expect to have a reserve report as of the year ended January 31, 2008 and will include all of the required information in its Form 10KSB for the year ended January 31, 2008.

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#29, 3800 Gallaghers Pinnacle Way Kelowna, BC V1W 3Z8
toll free 1.888.740.7276  fax 1.250.487.2276
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Nitro Petroleum, Inc.                                   www.nitropetroleum.com
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     The  Company  has  included a further  amendment  to the  January  31, 2007 financials, Schedule 1, indicates that all of the oil and gas costs are acquisition only as it has not participated in any exploration or development. The Company has provided information as required by paragraph 18 through 29 of FAS 69 in Schedule 1 and the Notes to the financial statements, where applicable.

     Comment
     -------
     Statement of Operations
     -----------------------

     2. We note from your responses to comments four and six of our letter dated June 26, 2007 that there is no reserve report for the Barnett Shale wells. Please clarify how you were able to calculate depletion expense of $3,409 incurred during the fiscal year ended January 31, 2007. In addition, to the extent that you do not have reserves at Barnett Shale, please cite the appropriate accounting guidance to support classification of the related income as revenue. Refer to Rule 4-10(c)(6)(iv)(D) of Regulation S-X.

     Reply
     -----

     The wells in which the Company has a net interest did produce natural gas that was sold to third parties and the Company has properly recorded this as revenue and in accordance with FAS 69 paragraph 25, in the amended 10KSB. Rule 4-10(c)(6)(iv) of Regulation S-X addresses other services such as drilling, well service, or equipment supply services, etc. and therefore is not applicable.

     Using the matching principle, depletion was recorded to offset the revenue earned.

     There was no reserve report to base the estimate of depletion on and we reviewed alternative sources to ensure that our estimate was reasonable. We determined that the Barnett Shale Play is a healthy oil-producing region based on review of other oil and gas companies in the Barnett Shale 10-K's, such as Infinity Energy and Reo Star Energy Corp. Additionally, we reviewed the following internet site that discusses the Barnett Shale Play (www.thebarnettshale.com).

     We estimated depletion using a $0.12 per mcfe rate.

     We have amended the January 31, 2007 financial statements to remove the significant policy reference to net revenue and have shown the revenues on a gross basis, including disclosure of production costs.

     Form 10-QSB for the Quarterly Period Ended October 31, 2006
     -----------------------------------------------------------

     Comment
     -------
     Item 2. Management's Discussion and Analysis or Plan of operation
     -----------------------------------------------------------------
     Barnett Shale
     -------------

     3. We note your response to comment 11 of our letter dated June 26, 2007. Please clarify whether or not the repayment of debt, which constitutes
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#29, 3800 Gallaghers Pinnacle Way Kelowna, BC V1W 3Z8
toll free 1.888.740.7276  fax 1.250.487.2276
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
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Nitro Petroleum, Inc.                                   www.nitropetroleum.com
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         the principal  consideration  in this  transaction,  is dependent  upon future successful operations of the business that was sold. If so, it would appear that realization of the sale price is principally dependent on the operating results of the business operations that were sold. In this instance, if the business suffered a loss during its initial period of operations after the transaction, that losses should be reflected in the financial statements of the seller by recording a valuation allowance and a corresponding charges to income. Refer to SAB Topic 5E and provide an analysis to support your treatment of this transaction as a sale in which the risks of the business have been transferred to the buyer.

     Reply

     According to the agreement between Quantum Energy, Inc. and the Company dated September 1, 2006 and amended on November 1, 2006, the repayment of debt is not dependent upon future successful operations of the business that was sold. Further, as stated in our response to comment two of your letter dated March 8, 2007 we have elected to defer the recognition of this transaction until such time the transaction can be treated as a divestiture for accounting purposes as per SAB Topic 5E.

     In connection with responding to your comments, the Company acknowledges that:

1. The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

2. Staff comments or changes to disclosure in response to staff comments do not foreclosure the Commission from taking any action with respect to the filing; and

3. The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the Unite States.


     Sincerely Yours,


      /s/ Larry Wise
     Larry Wise
     President, Nitro Petroleum Inc.






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#29, 3800 Gallaghers Pinnacle Way Kelowna, BC V1W 3Z8
toll free 1.888.740.7276  fax 1.250.487.2276
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